Offerings	Aug. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 799,410,286.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,389.71
Offering Note	The filing fee is calculated and being paid pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the incremental maximum aggregate offering price. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in the registrant's Registration Statement on Form S-3ASR (File No. 333-283579) (the "Registration Statement") in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 200,589,713.32
Amount of Registration Fee	$ 30,710.29
Offering Note	Represents the aggregate amount of $200,589,713.32 that remains unsold of the $500,000,000.00 of the registrant's common stock, par value $0.01, that was registered under this Registration Statement and the prospectus supplement dated December 4, 2024 (the "prior prospectus supplement"). The offering pursuant to the prior prospectus supplement has terminated as of the date hereof.